Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT

DATED DECEMBER 17, 2019

TO

STATUTORY PROSPECTUS

DATED JANUARY 31, 2019

Timothy Plan Family of Funds

(Class A and Class C Shares)

On May 17, 2019, the Board of Trustees of the Timothy Plan approved amendments to the portfolio allocation tables for the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth Fund. Accordingly, the Class A and C Shares Prospectus for the Timothy Plan Family of Funds, dated January 31, 2019, is amended as follows:

On page 48 of the Prospectus:

STRATEGIC GROWTH FUND

Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Large/Mid Cap Growth Fund	0 – 20%
Large/Mid Cap Value Fund	0 – 20%
Small Cap Value Fund	0 – 10%
Aggressive Growth Fund	0 – 10%
International Fund	0 – 20%
High Yield Bond Fund	5 – 15%
Defensive Strategies Fund	5 – 30%
Israel Common Values Fund	0 – 10%
Fixed Income Fund	0 – 20%
US Large Cap Core ETF	0 – 40%
US High Dividend Stock ETF	0 – 20%
International ETF	0 – 30%
High Small Cap Core ETF	0 – 20%

On page 54 of the Prospectus:

CONSERVATIVE GROWTH FUND

Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Large/Mid Cap Growth Fund	0 - 15
Large/Mid Cap Value Fund	0 – 15
Small Cap Value Fund	0 - 10
Aggressive Growth Fund	0 - 5
International Fund	0 – 20
High Yield Bond Fund	5 - 15
Defensive Strategies Fund	5 - 30
Israel Common Values Fund	0 - 10
Fixed Income Fund	20 - 40
US Large Cap Core ETF	0 - 30
US High Dividend Stock ETF	0 - 25
International ETF	0 - 25
High Small Cap Core ETF	0 - 15

Timothy Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT

DATED DECEMBER 17, 2019

TO

STATUTORY PROSPECTUS

DATED JANUARY 31, 2019

Timothy Plan Family of Funds

(Class A and Class C Shares)

On May 17, 2019, the Board of Trustees of the Timothy Plan approved amendments to the portfolio allocation tables for the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth Fund. Accordingly, the Class A and C Shares Prospectus for the Timothy Plan Family of Funds, dated January 31, 2019, is amended as follows:

On page 48 of the Prospectus:

STRATEGIC GROWTH FUND

Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Large/Mid Cap Growth Fund	0 – 20%
Large/Mid Cap Value Fund	0 – 20%
Small Cap Value Fund	0 – 10%
Aggressive Growth Fund	0 – 10%
International Fund	0 – 20%
High Yield Bond Fund	5 – 15%
Defensive Strategies Fund	5 – 30%
Israel Common Values Fund	0 – 10%
Fixed Income Fund	0 – 20%
US Large Cap Core ETF	0 – 40%
US High Dividend Stock ETF	0 – 20%
International ETF	0 – 30%
High Small Cap Core ETF	0 – 20%

Timothy Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT

DATED DECEMBER 17, 2019

TO

STATUTORY PROSPECTUS

DATED JANUARY 31, 2019

Timothy Plan Family of Funds

(Class A and Class C Shares)

On May 17, 2019, the Board of Trustees of the Timothy Plan approved amendments to the portfolio allocation tables for the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth Fund. Accordingly, the Class A and C Shares Prospectus for the Timothy Plan Family of Funds, dated January 31, 2019, is amended as follows:

On page 54 of the Prospectus:

CONSERVATIVE GROWTH FUND

Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Large/Mid Cap Growth Fund	0 - 15
Large/Mid Cap Value Fund	0 – 15
Small Cap Value Fund	0 - 10
Aggressive Growth Fund	0 - 5
International Fund	0 – 20
High Yield Bond Fund	5 - 15
Defensive Strategies Fund	5 - 30
Israel Common Values Fund	0 - 10
Fixed Income Fund	20 - 40
US Large Cap Core ETF	0 - 30
US High Dividend Stock ETF	0 - 25
International ETF	0 - 25
High Small Cap Core ETF	0 - 15